Shareholders' Equity (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	$ 2,228	$ 2,121	$ 2,216
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	204	112	189
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	729	808	473
Sales and marketing, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	638	698	499
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	$ 657	$ 503	$ 1,055

[1]	Including $1,887, $1,359 and $1,335 of compensation cost related to RSUs for the years ended December 31, 2019, 2018 and 2017, respectively.